Note F - Income Taxes (Detail) - Reconciliation of the Beginning and Ending Amount Of Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 1,423,000	$ 1,298,000	$ 1,461,000
Additions based on tax positions related to the current year	68,000	132,000	106,000
(Reduction) additions for tax positions of prior years	(1,000)	117,000	149,000
Reductions due to lapse of applicable statute of limitations	(131,000)	(124,000)	(157,000)
Settlements	(938,000)		(261,000)
Balance at end of year	$ 421,000	$ 1,423,000	$ 1,298,000